MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2015
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2015	(Dollars in Thousands)
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$160,614	$1,130	$(909)	$160,835
Private-label	2,025	405	-	2,430

Total	$162,639	$1,535	$(909)	$163,265

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2014	(Dollars in Thousands)
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$212,781	$1,370	$(2,097)	$212,054
Private-label	2,554	408	-	2,962

Total	$215,335	$1,778	$(2,097)	$215,016

Schedule of Mortgage-Backed Securities by Contractual Maturity
	Due in		Due after	Due after
	one year		one through	five through	Due after
	or less		five years	ten years	ten years	Total
		(Dollars in Thousands)

HELD TO MATURITY
Amortized cost		$-	$-	$446	$162,193	$162,639
Fair value		-	-	462	162,803	163,265
	Weighted average yield	-%	-%	1.62%	1.35%	1.35%